Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Energy Infrastructure Funds
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares, of the
Goldman Sachs MLP Energy Infrastructure Fund
Goldman Sachs Energy Infrastructure Fund
(each, a “Fund” and, together, the “Funds”)
Supplement dated February 14, 2025 to the
Prospectuses and Summary Prospectuses,
each dated March 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs Trust recently approved changes to each Fund’s non‑fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies (“80% Policy”), which will take effect on April 15, 2025 (the “Effective Date”). Currently, for purposes of each Fund’s 80% Policy, energy infrastructure companies include U.S. and non‑U.S. issuers that fall into one or more of the following three categories: (i) issuers that are classified by a third party as operating within the oil and gas storage and transportation sub‑industries; (ii) issuers that are part of the Fund’s stated benchmark; or (iii) issuers that have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) business. Beginning on the Effective Date, for purposes of defining the energy infrastructure company investments that are relevant for each Fund’s 80% Policy, (i) the universe of sub‑industries categorized by a third party will be expanded to include the oil and gas equipment and services sub‑industry and the oil and gas refining and marketing sub‑industry; and (ii) the inclusion of all issuers that are part of the Funds’ stated benchmarks will be eliminated. These changes will not materially impact the way in which either Fund is managed nor the portfolio holdings of either Fund, and neither Fund’s investment objective to seek total return through current income and capital appreciation will change.
Accordingly, on the Effective Date, the Funds’ Prospectuses and Summary Prospectuses are revised as follows:
The following replaces in its entirety the second paragraph of “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Principal Strategy” in the Funds’ Prospectuses and “Principal Strategy” in the Goldman Sachs MLP Energy Infrastructure Fund’s Summary Prospectuses:
For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non‑U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation, oil and gas equipment and services, and oil and gas refining and marketing sub‑industries; or (ii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or ether energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).
The following replaces in its entirety the second paragraph of “Goldman Sachs Energy Infrastructure Fund—Summary—Principal Strategy” in the Funds’ Prospectuses and “Principal Strategy” in the Goldman Sachs Energy Infrastructure Fund’s Summary Prospectuses:
For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non‑U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation, oil and gas equipment and services, and oil and gas refining and marketing sub‑industries; or (ii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or ether energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

Goldman Sachs MLP Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Energy Infrastructure Funds
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares, of the
Goldman Sachs MLP Energy Infrastructure Fund
(each, a “Fund” and, together, the “Funds”)
Supplement dated February 14, 2025 to the
Prospectuses and Summary Prospectuses,
each dated March 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs Trust recently approved changes to each Fund’s non‑fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies (“80% Policy”), which will take effect on April 15, 2025 (the “Effective Date”). Currently, for purposes of each Fund’s 80% Policy, energy infrastructure companies include U.S. and non‑U.S. issuers that fall into one or more of the following three categories: (i) issuers that are classified by a third party as operating within the oil and gas storage and transportation sub‑industries; (ii) issuers that are part of the Fund’s stated benchmark; or (iii) issuers that have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) business. Beginning on the Effective Date, for purposes of defining the energy infrastructure company investments that are relevant for each Fund’s 80% Policy, (i) the universe of sub‑industries categorized by a third party will be expanded to include the oil and gas equipment and services sub‑industry and the oil and gas refining and marketing sub‑industry; and (ii) the inclusion of all issuers that are part of the Funds’ stated benchmarks will be eliminated. These changes will not materially impact the way in which either Fund is managed nor the portfolio holdings of either Fund, and neither Fund’s investment objective to seek total return through current income and capital appreciation will change.
Accordingly, on the Effective Date, the Funds’ Prospectuses and Summary Prospectuses are revised as follows:
The following replaces in its entirety the second paragraph of “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Principal Strategy” in the Funds’ Prospectuses and “Principal Strategy” in the Goldman Sachs MLP Energy Infrastructure Fund’s Summary Prospectuses:
For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non‑U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation, oil and gas equipment and services, and oil and gas refining and marketing sub‑industries; or (ii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or ether energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

Goldman Sachs Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Energy Infrastructure Funds
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares, of the
Goldman Sachs Energy Infrastructure Fund
(each, a “Fund” and, together, the “Funds”)
Supplement dated February 14, 2025 to the
Prospectuses and Summary Prospectuses,
each dated March 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs Trust recently approved changes to each Fund’s non‑fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies (“80% Policy”), which will take effect on April 15, 2025 (the “Effective Date”). Currently, for purposes of each Fund’s 80% Policy, energy infrastructure companies include U.S. and non‑U.S. issuers that fall into one or more of the following three categories: (i) issuers that are classified by a third party as operating within the oil and gas storage and transportation sub‑industries; (ii) issuers that are part of the Fund’s stated benchmark; or (iii) issuers that have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) business. Beginning on the Effective Date, for purposes of defining the energy infrastructure company investments that are relevant for each Fund’s 80% Policy, (i) the universe of sub‑industries categorized by a third party will be expanded to include the oil and gas equipment and services sub‑industry and the oil and gas refining and marketing sub‑industry; and (ii) the inclusion of all issuers that are part of the Funds’ stated benchmarks will be eliminated. These changes will not materially impact the way in which either Fund is managed nor the portfolio holdings of either Fund, and neither Fund’s investment objective to seek total return through current income and capital appreciation will change.
Accordingly, on the Effective Date, the Funds’ Prospectuses and Summary Prospectuses are revised as follows:
The following replaces in its entirety the second paragraph of “Goldman Sachs Energy Infrastructure Fund—Summary—Principal Strategy” in the Funds’ Prospectuses and “Principal Strategy” in the Goldman Sachs Energy Infrastructure Fund’s Summary Prospectuses:
For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non‑U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation, oil and gas equipment and services, and oil and gas refining and marketing sub‑industries; or (ii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or ether energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).